ORGANIZATION AND DESCRIPTION OF THE BUSINESS (Details) shares in Millions	Sep. 14, 2016 shares
Corporate Information And Statement Of IFRS Compliance [Abstract]
Stock split conversion ratio	1.5
Additional unit received for each unit held in stock split	0.5
Number of shares issued	115